S000031344 [Member] Expense Example, No Redemption - S000031344 [Member]	May 31, 2026 USD ($)
C000121134 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	188
Expense Example, No Redemption, 5 Years	333
Expense Example, No Redemption, 10 Years	755
C000149222 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	171
Expense Example, No Redemption, 5 Years	305
Expense Example, No Redemption, 10 Years	694
C000097356 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	386
Expense Example, No Redemption, 3 Years	586
Expense Example, No Redemption, 5 Years	802
Expense Example, No Redemption, 10 Years	1,424
C000097358 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	915
Expense Example, No Redemption, 10 Years	1,803
C000097361 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	216
Expense Example, No Redemption, 5 Years	382
Expense Example, No Redemption, 10 Years	$ 863